Distribution Date: Dec 26, 2006
DISTRIBUTION PACKAGE
Contact:
WACHOVIA MORTGAGE LOAN TRUST ASSET-BACKED CERTIFICATES, SERIES 2006-AMN1
Samil Sengil
Account Administrator
651-495-3878
samil.sengil@usbank.com
Distribution Package Includes: *
Issuance Dates
Issuance Parties
Contact
First Distribution Date:
Settlement Date:
Cutoff Date:
Servicer(s):
Certificate Insurer(s):
Underwriter(s):
Name:
Title:
Phone:
Mobile:
Fax:
Email:
Address:
Website:
* The Trustee, at the direction of the Depositor, and based upon information provided in the Mortgage Loan Schedule or by the Servicer, is furnishing this information to each Certificateholder. The Depositor and/or the Servicer may discontinue the furnishing of this Supplemental Report (other than the Payment Date Statement), or may change its format, at any time and without notice to any Certificateholder.
While the above parties have undertaken efforts to ensure the reasonable accuracy of this information, this information has not been audited and the parties make no representation as to the accuracy or completeness of the information.
60 Livingston Ave, St. Paul, MN 55107
www.usbank.com
Samil Sengil
Account Administrator
651-495-3878
samil.sengil@usbank.com
Wells Fargo
July 25, 2006
June 29, 2006
June 01, 2006
Wachovia Securities
- Payment Date Statement

- Remittance Summary Group

- Mortgage Loan Characteristics

- Delinquency Report

- Delinquency Report 120 Days +

- Delinquency History Report - Six Months

- CPR/CDR History Report - Six Months

- Bankruptcy Loan Detail Report

- Foreclosure Loan Detail Report

- REO Loan Detail Report

- Prepayment & Liquidation Loan Detail Report

- Material Modifications Loan Detail Report

- Material Breaches Loan Detail Report

Wachovia Mortgage Loan Trust
Contact:
Asset-Backed Certificates
Samil Sengil
SERIES 2006-AMN1
Account Administrator
651-495-3878
samil.sengil@usbank.com
DISTRIBUTION STATEMENT
Distribution Date:
26-Dec-06
Accrual Periods:
Begin End
Determination Date:
15-Dec-06
Certificates 11/27/2006 12/25/2006
Record Date:
22-Dec-06
Original
Beginning
Class Interest
Net WAC
Applied
Ending
Certificate
Certificate
Principal
Interest
Carryover
Total
Rate Carryover
Realized Loss
Certificate
Class
Face Value
Balance
Distribution
Distribution
Shortfall
Distribution
Amount
Amount
Balance
A-1 $373,000,000.00 $312,169,207.00 $17,665,604.85 $1,350,266.04 $0.00 $19,015,870.89 $0.00 $0.00 $294,503,602.15
A-2 $154,400,000.00 $154,400,000.00 $0.00 $680,283.00 $0.00 $680,283.00 $0.00 $0.00 $154,400,000.00
A-3 $132,689,000.00 $132,689,000.00 $0.00 $594,243.88 $0.00 $594,243.88 $0.00 $0.00 $132,689,000.00
M-1 $9,644,000.00 $9,644,000.00 $0.00 $43,578.78 $0.00 $43,578.78 $0.00 $0.00 $9,644,000.00
M-2 $8,572,000.00 $8,572,000.00 $0.00 $38,803.73 $0.00 $38,803.73 $0.00 $0.00 $8,572,000.00
M-3 $5,357,000.00 $5,357,000.00 $0.00 $24,293.21 $0.00 $24,293.21 $0.00 $0.00 $5,357,000.00
M-4 $5,000,000.00 $5,000,000.00 $0.00 $22,956.19 $0.00 $22,956.19 $0.00 $0.00 $5,000,000.00
M-5 $4,286,000.00 $4,286,000.00 $0.00 $19,747.10 $0.00 $19,747.10 $0.00 $0.00 $4,286,000.00
M-6 $3,929,000.00 $3,929,000.00 $0.00 $18,323.80 $0.00 $18,323.80 $0.00 $0.00 $3,929,000.00
B-1 $2,500,000.00 $2,500,000.00 $0.00 $12,525.27 $0.00 $12,525.27 $0.00 $0.00 $2,500,000.00
B-2 $2,500,000.00 $2,500,000.00 $0.00 $12,827.35 $0.00 $12,827.35 $0.00 $0.00 $2,500,000.00
B-3 $3,569,000.00 $3,569,000.00 $0.00 $18,599.83 $0.00 $18,599.83 $0.00 $0.00 $3,569,000.00
X* $8,936,895.71 $8,936,895.71 $0.00 $299,619.86 $0.00 $299,619.86 $0.00 N/A $8,936,895.71
P $100.00 $100.00 $0.00 $8,959.37 $0.00 $8,959.37 $0.00 N/A $100.00
R $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 0 $0.00
R-X N/A $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 N/A $0.00
Total $705,446,000.00 $644,615,207.00 $17,665,604.85 $3,145,027.41 $0.00 $20,810,632.26 $0.00 $0.00 $626,949,602.15
* Notional Balance
AMOUNTS PER $1,000 UNIT
Class Interest
Net WAC
Allocable
Ending
Current
Principal
Interest
Carryover
Total
Rate Carryover
Loss
Certificate
Pass Through
Class
Cusip
Distribution
Distribution
Amount
Distribution
Amount
Amount
Balance
Interest Rate
A-1 92978EAA2 $47.36087091 $3.62001619 NA $50.98088710 $0.00000000 $0.00000000 $789.55389316 5.37000%
A-2 92978EAB0 $0.00000000 $4.40597798 NA $4.40597798 $0.00000000 $0.00000000 $1,000.00000000 5.47000%
A-3 92978EAC8 $0.00000000 $4.47847131 NA $4.47847131 $0.00000000 $0.00000000 $1,000.00000000 5.56000%
M-1 92978EAD6 $0.00000000 $4.51874533 NA $4.51874533 $0.00000000 $0.00000000 $1,000.00000000 5.61000%
M-2 92978EAE4 $0.00000000 $4.52680005 NA $4.52680005 $0.00000000 $0.00000000 $1,000.00000000 5.62000%
M-3 92978EAF1 $0.00000000 $4.53485346 NA $4.53485346 $0.00000000 $0.00000000 $1,000.00000000 5.63000%
M-4 92978EAG9
$0.00000000 $4.59123800 NA $4.59123800 $0.00000000 $0.00000000 $1,000.00000000 5.70000%
M-5 92978EAH7 $0.00000000 $4.60734951 NA $4.60734951 $0.00000000 $0.00000000 $1,000.00000000 5.72000%
M-6 92978EAJ3 $0.00000000 $4.66373123 NA $4.66373123 $0.00000000 $0.00000000 $1,000.00000000 5.79000%
B-1 92978EAK0 $0.00000000 $5.01010800 NA $5.01010800 $0.00000000 $0.00000000 $1,000.00000000 5.95676%
B-2 92978EAL8 $0.00000000 $5.13094000 NA $5.13094000 $0.00000000 $0.00000000 $1,000.00000000 5.95676%
B-3 92978EAM6 $0.00000000 $5.21149622 NA $5.21149622 $0.00000000 $0.00000000 $1,000.00000000 5.95676%
X 92978EAN4 $0.00000000 $33.52616722 NA $33.52616722 $0.00000000 $0.00000000 $1,000.00000000 NA
P 92978EAP9 $0.00000000 $0.00000000 NA $0.00000000 $0.00000000 $0.00000000 $0.00000000 NA
R NA
$0.00000000 $0.00000000 NA $0.00000000 $0.00000000 $0.00000000 $0.00000000 NA
R-X NA $0.00000000 $0.00000000 NA $0.00000000 $0.00000000 $0.00000000 $0.00000000 NA
Index
Value
LIBOR 5.32000%

Wachovia Mortgage Loan Trust
Contact:
Asset-Backed Certificates
Samil Sengil
SERIES 2006-AMN1
Account Administrator
651-495-3878
samil.sengil@usbank.com
Distribution Date:
December 26, 2006
Index +
Interest
Allocation of
Deferred
Total
Cumulative
Margin or
Accrued @
Net PPIS &
Basis Risk
Basis Risk
Basis Risk
Amount
Interest
Interest
Class
Fixed Rate
PT Rate (1)
Relief Act
Paid (2)
Unpaid
Paid
Paid (2)
Shortfall
A-1 5.37000% $1,350,391.96 $125.92 $0.00 $0.00 $0.00 $0.00 $1,350,266.04 $0.00
A-2 5.47000% $680,346.44 $63.44 $0.00 $0.00 $0.00 $0.00 $680,283.00 $0.00
A-3 5.56000% $594,299.29 $55.41 $0.00 $0.00 $0.00 $0.00 $594,243.88 $0.00
M-1 5.61000% $43,582.84 $4.06 $0.00 $0.00 $0.00 $0.00 $43,578.78 $0.00
M-2 5.62000% $38,807.35 $3.62 $0.00 $0.00 $0.00 $0.00 $38,803.73 $0.00
M-3 5.63000% $24,295.48 $2.27 $0.00 $0.00 $0.00 $0.00 $24,293.21 $0.00
M-4 5.70000% $22,958.33 $2.14 $0.00 $0.00 $0.00 $0.00 $22,956.19 $0.00
M-5 5.72000% $19,748.94 $1.84 $0.00 $0.00 $0.00 $0.00 $19,747.10 $0.00
M-6 5.79000% $18,325.51 $1.71 $0.00 $0.00 $0.00 $0.00 $18,323.80 $0.00
B-1 5.95676% $11,996.24 $1.12 $530.15 $530.15 $0.00 $0.00 $11,995.12 $0.00
B-2 5.95676% $11,996.24 $1.12 $832.23 $832.23 $0.00 $0.00 $11,995.12 $0.00
B-3 5.95676% $17,125.84 $1.60 $1,475.59 $1,475.59 $0.00 $0.00 $17,124.24 $0.00
(1) Includes interest shortfalls from previous payment dates plus interest thereon
(2) Includes Deferred Amounts
(3) Represents non-Remic Regular Interests payments to respective class. The aggregate, including interest paid to the Class X, represents Remic Regular Interest payments to the Class X

Wachovia Mortgage Loan Trust
Contact:
Asset-Backed Certificates
Samil Sengil
SERIES 2006-AMN1
Account Administrator
651-495-3878
samil.sengil@usbank.com
Distribution Date:
December 26, 2006
Miscellaneous:
Reconciliation:
Recoveries $0.00 Available funds (A):
Current Advances $0.00 Servicer Remittance $21,224,696.35
Outstanding Advances $0.00 Net Payments to Trust from Swap Counterparty $0.00
Reimbursed Advances $0.00 Net Funds from Supplemental Interest $0.00
$21,224,696.35
Distributions (B):
Trustee Fee
$1,361.57
Net Payments to Counterparty from Swap Trust $412,702.51
Supplemental Interest Trust*:
Total Interest distributed $3,145,027.41
Swap Notional Balance $592,025,774.98 Total Principal distributed
$17,665,604.85
$21,224,696.34
Deposit: Investment Income $0.00
Deposit: Net Counterparty Payment $0.00 (A)-(B): 0.01
Deposit: Counterparty Termination Payment $0.00
Deposit / Withdrawal : Net Trust Payment to Counterparty $108,702.51
Deposit / Withdrawal : Trust Termination Payment to Counterparty $0.00
Miscellaneous Expenses:
Withdrawal : to pay interest on certificates $0.00 Withdrawal pursuant to Section 3.08(a)(viii):
Withdrawal : to Principal Remittance, Net Realized Losses $0.00 Amount of Withdrawal: $0.00
Withdrawal : to pay Deferred Amounts $0.00 Purpose of Withdrawal:
Withdrawal : to X, remaining amounts $0.00 Expenses or indemnification amount paid by Trust: $0.00
Withdrawal : additional fixed amount due to Swap revision $304,000.00 Purpose of Expense or indemnification
* All payments to Trust represent non-Remic Regular Interests payments to respective class.
ACCOUNT ACTIVITY

Wachovia Mortgage Loan Trust
Contact:
Asset-Backed Certificates
Samil Sengil
SERIES 2006-AMN1
Account Administrator
651-495-3878
samil.sengil@usbank.com
Distribution Date:
December 26, 2006
Trigger Event:
Excess Interest Distributions:
Relevant Information: Excess available interest (A): $299,619.86
A) Rolling 6-Month Delinquency Average 0.233%
B) Ending Collateral Balance $635,886,497.86 1) as additional principal to certificates $0.00
C) 40.00% of Required % 20.894% 2) Deferred Amounts + Interest thereon (not applied as prin) $0.00
D) Cumulative Loss Amount $0.00 3) Remaining Amounts to X $299,619.86
E) Cumulative Realized Losses/Cut-off Balance 0.000%
F) Applicable Cumulative Loss % 100.000%
(B): $299,619.86
A Trigger Event will occur if either (1) or (2) is True:
(1) Rolling 6Mo Delq. Avg equals or exceeds 40.00% of Required %(A >= C)
NO (A)-(B) $0.00
(2) Cumulative Real Loss/Cut-Off Balance equals or exceeds Applicable Cumulative Loss %(D >= E)
NO
NO
Overcollateralization:
Overcollateralization Amount (before distributions)
$8,936,895.71
Overcollateralization Release Amount $0.00
Overcollateralization Deficiency $0.00
Target Overcollateralization Amount $8,936,895.71
Overcollateralization Amount (after distributions) $8,936,895.71
Stepdown Date:
Relevant Information:
Class A Ending Balance
$581,592,602.15
The earlier of:
1) Distribution after Class A balances reduced to zero
NO
1) later of (x) Distribution in June 2009 NO
(y) Class A Bal less than or equal to 84.8% of Ending Bal
NO
NO
CREDIT ENHANCEMENT AND TRIGGERS

Distribution Date: Dec 26, 2006
COLLATERAL / REMITTANCE SUMMARY - GROUP
Contact:
WACHOVIA MORTGAGE LOAN TRUST ASSET-BACKED CERTIFICATES, SERIES 2006-AMN1
Samil Sengil
Account Administrator
651-495-3878
samil.sengil@usbank.com
POOL BALANCE INFORMATION:
Beginning Balance
Less: Principal Remittance
Plus: Negative Amortization
Plus: Draws (If Applicable)
Less: Net Realized Losses
Ending Balance
BLANK
PRINCIPAL REMITTANCE:
Scheduled Principal
Prepayments
Curtailments
Net Liquidation Proceeds
Repurchase Principal
Total Principal Remittance (A)
BLANK
INTEREST REMITTANCE:
Gross Interest
Less: Total Retained Fees
Less: Deferred Interest
Less: Relief Act Interest Shortfall
Less: Net Prepayment Interest Shortfall
Less: Net Nonrecoverable Advances
Less: Interest Loss
Net Interest Remittance From Servicer(s) (B)
BLANK
Prepayment Premiums (C)
Other Funds (D)
BLANK
REMITTANCE TO TRUST (A+B+C+D):
BLANK
OTHER INFORMATION:
Beginning Loan Count
Ending Loan Count
Ending Pool Factor
BLANK
Weighted Average Coupon
Weighted Average Net Coupon
Weighted Average Maximum Net Coupon
BLANK
Liquidated Loans - Balance
Negative Amortization - Count
Negative Amortization - Balance
Substitution In Loans
Substitution Out Loans
Substitution Adjustment - Principal
Loans w/ Prepayment Penalties - Balance
Loans w/ Prepayment Penalties - Count
Repurchase Loans - Count
Net Recoveries
BLANK
NON-RETAINED FEES:
Excess Servicing Fee
BLANK
RETAINED FEES:
Servicing Fee
LPMI
Special Servicing Fee
Additional Master Servicing Fee
Backup Servicing Fee
Supplemental Insurance Fee
653,552,102.71
17,665,604.85
0.00
635,886,497.86
71,767.87
17,568,917.40
24,919.58
0.00
0.00
17,665,604.85
3,686,553.37
136,157.00
0.00
264.24
0.00
0.00
0.00
3,550,132.13
8,959.37
0.00
21,224,696.35
2,291
2,242
0.8901199926
6.77752%
6.52502%
12.52465%
0.00
0.00
0.00
0.00
320,579.53
2
0
0.00
0.00
136,157.00
0.00
0.00
0.00
0.00
0.00

Distribution Date: Dec 26, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
WACHOVIA MORTGAGE LOAN TRUST ASSET-BACKED CERTIFICATES, SERIES 2006-AMN1
Samil Sengil
Account Administrator
651-495-3878
samil.sengil@usbank.com
Count
Balance
%
0K to 99.99K
82 6,514,105.59 1.02%
100K to 199.99K
754 115,592,934.86 18.18%
200K to 299.99K
653 160,806,857.13 25.29%
300K to 399.99K
355 122,591,507.41 19.28%
400K to 499.99K
190 84,248,497.12 13.25%
500K to 599.99K
93 50,266,417.46 7.90%
600K to 699.99K
49 31,162,439.95 4.90%
700K to 799.99K
21 15,524,406.80 2.44%
800K to 899.99K
15 12,710,126.63 2.00%
900K to 999.99K
13 12,641,406.97 1.99%
1000K to 1099.99K
2 2,000,000.00 0.31%
1100K to 1199.99K
4 4,666,300.49 0.73%
1200K to 1299.99K
2 2,475,250.00 0.39%
1300K to 1399.99K
4 5,352,493.36 0.84%
1400K to 1499.99K
2 2,978,754.09 0.47%
1800K to 1899.99K
1 1,885,000.00 0.30%
2000K to 2099.99K
1 2,000,000.00 0.31%
2400K to 2499.99K
1 2,470,000.00 0.39%
Total
2,242
635,886,497.86
100.00%
Remaining Principal Balance
Balance

Distribution Date: Dec 26, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
WACHOVIA MORTGAGE LOAN TRUST ASSET-BACKED CERTIFICATES, SERIES 2006-AMN1
Samil Sengil
Account Administrator
651-495-3878
samil.sengil@usbank.com
0.00M
20.00M
40.00M
60.00M
80.00M
100.00M
120.00M
140.00M
160.00M
180.00M
Group 1
0K to 99.99K 100K to 199.99K 200K to 299.99K 300K to 399.99K 400K to 499.99K 500K to 599.99K 600K to 699.99K 700K to 799.99K
800K to 899.99K 900K to 999.99K 1000K to 1099.99K 1100K to 1199.99K 1200K to 1299.99K 1300K to 1399.99K 1400K to 1499.99K 1800K to 1899.99K
2000K to 2099.99K 2400K to 2499.99K
Balance
Count
Balance ($)
%
5.50% - 5.99%
25 7,083,461.30 1.11%
6.00% - 6.49%
519 141,863,111.62 22.31%
6.50% - 6.99%
1,049 297,830,266.68 46.84%
7.00% - 7.49%
473 136,057,454.25 21.40%
7.50% - 7.99%
148 47,943,188.46 7.54%
8.00% - 8.49%
28 5,109,015.55 0.80%
Total
2,242
635,886,497.86
100.00%
Gross Rate
Gross Rate
Group 1 Weighted Average Rate: 6.77%
Count
Balance ($)
%
2.00% - 2.99%
2,242 635,886,497.86 100.00%
Total
2,242
635,886,497.86
100.00%
Gross Margins
Margin
Group 1 Weighted Average Margin: 2.25%

Distribution Date: Dec 26, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
WACHOVIA MORTGAGE LOAN TRUST ASSET-BACKED CERTIFICATES, SERIES 2006-AMN1
Samil Sengil
Account Administrator
651-495-3878
samil.sengil@usbank.com
Count
Balance ($)
%
2.00% - 2.99%
2,242 635,886,497.86 100.00%
Total
2,242
635,886,497.86
100.00%
Lifetime Rate Floors
Floor
Group 1 Weighted Average Lifetime Rate Floor: 2.25%
Count
Balance ($)
%
11.00% - 11.99%
25 7,083,461.30 1.11%
12.00% - 12.99%
1,570 439,925,715.81 69.18%
13.00% - 13.99%
619 183,768,305.20 28.90%
14.00% - 14.99%
28 5,109,015.55 0.80%
Total
2,242
635,886,497.86
100.00%
Lifetime Rate Ceiling
Ceiling
Group 1 Weighted Average Lifetime Rate Ceiling: 12.77%
Count
Balance ($)
%
12
2,242 635,886,497.86 100.00%
Total
2,242
635,886,497.86
100.00%
Frequency of Interest Rate Adjustments
Months
Count
Balance ($)
%
12
2,242 635,886,497.86 100.00%
Total
2,242
635,886,497.86
100.00%
Frequency of Payment Adjustments
Months
Count
Balance ($)
%
1 Year LIBOR
2,242 635,886,497.86 100.00%
Total
2,242
635,886,497.86
100.00%
Indices
Index
Count
Balance ($)
%
2 Units
123 37,635,976.82 5.92%
3 Units
59 20,372,380.19 3.20%
4 Units
28 10,231,679.66 1.61%
Condominium
247 56,779,447.94 8.93%
Cooperative
3 804,602.01 0.13%
Other
6 1,287,240.38 0.20%
Single Family
1,776 508,775,170.86 80.01%
Total
2,242
635,886,497.86
100.00%
Property Type
Type

Distribution Date: Dec 26, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
WACHOVIA MORTGAGE LOAN TRUST ASSET-BACKED CERTIFICATES, SERIES 2006-AMN1
Samil Sengil
Account Administrator
651-495-3878
samil.sengil@usbank.com
Count
Balance ($)
%
2006
2,242 635,886,497.86 100.00%
Total
2,242
635,886,497.86
100.00%
Year of First Payment Date
Year
Count
Balance ($)
%
15.00%-19.99%
2 99,336.09 0.02%
20.00%-24.99%
2 389,862.97 0.06%
25.00%-29.99%
4 466,021.62 0.07%
30.00%-34.99%
6 1,338,234.61 0.21%
35.00%-39.99%
8 1,428,125.92 0.22%
40.00%-44.99%
13 3,802,781.66 0.60%
45.00%-49.99%
17 5,396,795.49 0.85%
50.00%-54.99%
26 8,378,582.18 1.32%
55.00%-59.99%
44 15,429,744.04 2.43%
60.00%-64.99%
54 19,274,557.93 3.03%
65.00%-69.99%
105 40,324,605.90 6.34%
70.00%-74.99%
176 55,308,799.90 8.70%
75.00%-79.99%
316 94,020,366.27 14.79%
80.00%-84.99%
1,435 383,953,209.68 60.38%
85.00%-89.99%
12 2,418,081.75 0.38%
90.00%-94.99%
13 2,127,065.29 0.33%
95.00%-99.99%
9 1,730,326.56 0.27%
Total
2,242
635,886,497.86
100.00%
Original LTV
LTV
Group 1 Weighted Average LTV: 76
Count
Balance ($)
%
337 - 360
2,242 635,886,497.86 100.00%
Total
2,242
635,886,497.86
100.00%
Remaining Amortization Term
Month
Group 1 Weighted Average Remaining Amortization Months: 352
Count
Balance ($)
%
337 - 360
2,242 635,886,497.86 100.00%
Total
2,242
635,886,497.86
100.00%
Remaining Term to Maturity
Month
Group 1 Weighted Average Remaining Months: 352

Distribution Date: Dec 26, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
WACHOVIA MORTGAGE LOAN TRUST ASSET-BACKED CERTIFICATES, SERIES 2006-AMN1
Samil Sengil
Account Administrator
651-495-3878
samil.sengil@usbank.com
Count
Balance ($)
%
337 - 360
2,242 635,886,497.86 100.00%
Total
2,242
635,886,497.86
100.00%
Original Amortization Term
Month
Group 1 Weighted Average Original Amortization Months: 360
Count
Balance ($)
%
337 - 360
2,242 635,886,497.86 100.00%
Total
2,242
635,886,497.86
100.00%
Original Remaining Term to Maturity
Month
Group 1 Weighted Average Original Remaining Months: 360

Distribution Date: Dec 26, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
WACHOVIA MORTGAGE LOAN TRUST ASSET-BACKED CERTIFICATES, SERIES 2006-AMN1
Samil Sengil
Account Administrator
651-495-3878
samil.sengil@usbank.com
Count
Balance ($)
%
ALABAMA
1 240,000.00 0.04%
ARIZONA
174 39,929,046.26 6.28%
CALIFORNIA
579 219,830,350.43 34.57%
COLORADO
146 30,622,825.43 4.82%
CONNECTICUT
45 17,288,705.16 2.72%
DELAWARE
4 2,208,701.18 0.35%
DISTRICT OF COLUMBIA
4 1,554,000.00 0.24%
FLORIDA
287 68,253,933.93 10.73%
GEORGIA
51 8,950,312.36 1.41%
IDAHO
2 580,435.94 0.09%
ILLINOIS
183 47,515,344.03 7.47%
INDIANA
10 1,776,262.76 0.28%
IOWA
1 227,704.00 0.04%
KANSAS
14 2,578,574.32 0.41%
MAINE
2 842,098.25 0.13%
MARYLAND
40 13,869,788.68 2.18%
MASSACHUSETTS
57 17,754,642.35 2.79%
MICHIGAN
18 2,861,696.45 0.45%
MINNESOTA
32 5,691,670.52 0.90%
MISSISSIPPI
1 292,849.82 0.05%
MISSOURI
21 3,354,033.56 0.53%
MONTANA
1 196,000.00 0.03%
NEBRASKA
3 299,716.72 0.05%
NEVADA
38 10,080,358.70 1.59%
NEW HAMPSHIRE
15 3,017,638.75 0.47%
NEW JERSEY
35 13,420,978.16 2.11%
NEW MEXICO
2 668,870.00 0.11%
NEW YORK
80 32,261,935.99 5.07%
NORTH CAROLINA
32 7,385,380.85 1.16%
NORTH DAKOTA
2 256,225.87 0.04%
OHIO
29 3,939,529.21 0.62%
OKLAHOMA
1 115,316.96 0.02%
OREGON
60 12,041,955.93 1.89%
PENNSYLVANIA
8 1,441,418.69 0.23%
RHODE ISLAND
31 6,900,952.32 1.09%
SOUTH CAROLINA
4 597,094.06 0.09%
SOUTH DAKOTA
4 1,153,601.90 0.18%
TENNESSEE
13 1,602,510.31 0.25%
UTAH
25 5,040,706.11 0.79%
VIRGINIA
24 8,273,784.29 1.30%
WASHINGTON
157 40,213,629.47 6.32%
WEST VIRGINIA
1 140,245.46 0.02%
WISCONSIN
5 615,672.68 0.10%
Total
2,242
635,886,497.86
100.00%
Geographic Distribution by State
State

Distribution Date: Dec 26, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
WACHOVIA MORTGAGE LOAN TRUST ASSET-BACKED CERTIFICATES, SERIES 2006-AMN1
Samil Sengil
Account Administrator
651-495-3878
samil.sengil@usbank.com
0
5
10
15
20
25
30
35
CALIFORNIA
FLORIDA
ILLINOIS
WASHINGTON
ARIZONA
NEW YORK
COLORADO
MASSACHUSETTS
CONNECTICUT
MARYLAND
NEW JERSEY
OREGON
NEVADA
GEORGIA
VIRGINIA
NORTH CAROLINA
RHODE ISLAND
MINNESOTA
UTAH
OHIO
MISSOURI
NEW HAMPSHIRE
MICHIGAN
KANSAS
DELAWARE
INDIANA
TENNESSEE
DISTRICT OF
COLUMBIA
PENNSYLVANIA
SOUTH DAKOTA
MAINE
NEW MEXICO
WISCONSIN
SOUTH CAROLINA
IDAHO
NEBRASKA
MISSISSIPPI
NORTH DAKOTA
ALABAMA
IOWA
MONTANA
WEST VIRGINIA
OKLAHOMA
%
Collateral Balance Distribution by State
GROUP 1

Distribution Date: Dec 26, 2006
DELINQUENCY SUMMARY REPORT
Contact:
WACHOVIA MORTGAGE LOAN TRUST ASSET-BACKED CERTIFICATES, SERIES 2006-AMN1
Samil Sengil
Account Administrator
651-495-3878
samil.sengil@usbank.com
Current
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage
Actual Bal
2,213
626,710,516.70
99.01%
626,861,478.03
11
3,453,532.16
0.55%
3,453,911.11
9
2,556,292.88
0.40%
2,556,771.35
0
0.00
0.00%
0.00
1
228,000.00
0.04%
228,000.00
2,234
632,948,341.74
633,100,160.49
Bankruptcy
Loan Count
Sched Bal
Percentage
Actual Bal
2
640,800.00
100.00%
640,800.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
2
640,800.00
640,800.00
Foreclosure
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
2
555,900.00
24.20%
555,900.00
4
1,741,456.12
75.80%
1,742,545.73
6
2,297,356.12
2,298,445.73
REO
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
TOTAL
Loan Count
Sched Bal
Percentage
Actual Bal
2,215
627,351,316.70
98.66%
627,502,278.03
11
3,453,532.16
0.54%
3,453,911.11
9
2,556,292.88
0.40%
2,556,771.35
2
555,900.00
0.09%
555,900.00
5
1,969,456.12
0.31%
1,970,545.73
2,242
635,886,497.86
100.00%
636,039,406.22
Current
30 - 59
days
60 - 89
days
90 - 120
days
120 + days
Current 98.7%
30 - 59 days 0.5%
60 - 89 days 0.4%
90 - 120 days 0.1%
120 + days 0.3%
Total: 100.0%

Distribution Date: Dec 26, 2006
DELINQUENCY SUMMARY REPORT
Contact:
WACHOVIA MORTGAGE LOAN TRUST ASSET-BACKED CERTIFICATES, SERIES 2006-AMN1
Samil Sengil
Account Administrator
651-495-3878
samil.sengil@usbank.com
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Delinquent
11 3,453,532.16 55.36% 9 2,556,292.88 40.98% 0 0.00 0.00% 1 228,000.00 3.66%
21
6,237,825.04
Bankruptcy
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
Foreclosure
0 0.00 0.00% 0 0.00 0.00% 2 555,900.00 24.20% 4 1,741,456.12 75.80%
6
2,297,356.12
REO
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
TOTAL
11
3,453,532.16
40.46%
9
2,556,292.88
29.95%
2
555,900.00
6.51%
5
1,969,456.12
23.07%
27
8,535,181.16
100.00%
40.46
29.95
6.51
23.07
120 + days
90 - 120 days
60 - 89 days
30 - 59 days
0
5
10
15
20
25
30
35
40
45
Group 1
0
5
10
15
20
25
30
35
40
45
%
%
Distribution of Delinquencies By Group and Days. (total 100%)
73.08
0.00
26.92
0.00
REO
Foreclosure
Bankruptcy
Delinquent
0
10
20
30
40
50
60
70
80
Group 1
0
10
20
30
40
50
60
70
80
%
%
Distribution of Delinquencies By Group and Status Type. (total 100%)

Distribution Date: Dec 26, 2006
DELINQUENCY SUMMARY 120+ DAYS BREAKDOWN REPORT
Contact:
WACHOVIA MORTGAGE LOAN TRUST ASSET-BACKED CERTIFICATES, SERIES 2006-AMN1
Samil Sengil
Account Administrator
651-495-3878
samil.sengil@usbank.com
< 120 days
120 - 149 days
150 - 179 days
180 - 269 days
270 - 359 days
360 + days
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage
Actual Bal
2,233
632,720,341.74
99.96%
632,872,160.49
0
0.00
0.00%
0.00
1
228,000.00
0.04%
228,000.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
2,234
632,948,341.74
633,100,160.49
Bankruptcy
Loan Count
Sched Bal
Percentage
Actual Bal
2
640,800.00
100.00%
640,800.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
2
640,800.00
640,800.00
Foreclosure
Loan Count
Sched Bal
Percentage
Actual Bal
2
555,900.00
24.20%
555,900.00
3
1,357,456.12
59.09%
1,358,545.73
1
384,000.00
16.71%
384,000.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
6
2,297,356.12
2,298,445.73
REO
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
TOTAL
Loan Count
Sched Bal
Percentage
Actual Bal
2,237
633,917,041.74
99.69%
634,068,860.49
3
1,357,456.12
0.21%
1,358,545.73
2
612,000.00
0.10%
612,000.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
2,242
635,886,497.86
100.00%
636,039,406.22

Distribution Date: Dec 26, 2006
DELINQUENCY HISTORY REPORT - SIX MONTHS
Contact:
WACHOVIA MORTGAGE LOAN TRUST ASSET-BACKED CERTIFICATES, SERIES 2006-AMN1
Samil Sengil
Account Administrator
651-495-3878
samil.sengil@usbank.com
September 2006
October 2006
November 2006
December 2006
Count
Balance ($)
Count
Balance ($)
Count
Balance ($)
Count
Balance ($)
30 - 59 days
6 1,382,498.24 9 3,272,918.11 10 2,865,703.00 11 3,453,532.16
60 - 89 days
0 0.00 3 758,123.24 2 555,900.00 9 2,556,292.88
90 - 120 days
0 0.00 0 0.00 3 1,357,676.45 2 555,900.00
120 + days
0 0.00 0 0.00 2 612,000.00 5 1,969,456.12
Bankruptcy
0 0.00 0 0.00 1 146,123.24 2 640,800.00
Foreclosure
0 0.00 0 0.00 0 0.00 6 2,297,356.12
* Delinquency counts and amounts include loans in Bankruptcy, Forclosure and REO's
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
9/
1/
20
06
10
/1
/2
00
6
11
/1
/2
00
6
12
/1
/2
00
6
Balance ($)
30 - 59 days
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
10
/1
/2
00
6
11
/1
/2
00
6
12
/1
/2
00
6
Balance ($)
60 - 89 days
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
11
/1
/2
00
6
12
/1
/2
00
6
Balance ($)
90 - 120 days
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
11
/1
/2
00
6
12
/1
/2
00
6
Balance ($)
120 + days
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
12
/1
/2
00
6
Balance ($)
Foreclosure
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
11
/1
/2
00
6
12
/1
/2
00
6
Balance ($)
Bankruptcy

Distribution Date: Dec 26, 2006
CPR/CDR HISTORY REPORT - SIX MONTHS
Contact:
WACHOVIA MORTGAGE LOAN TRUST ASSET-BACKED CERTIFICATES, SERIES 2006-AMN1
Samil Sengil
Account Administrator
651-495-3878
samil.sengil@usbank.com
Current
27.93%
17,593,836.98
3 Month
24.30%
6 Month
21.03%
Life CPR
21.03%
Voluntary Constant Prepayment Rates (CPR)
Current
0.00%
0.00
3 Month
0.00%
6 Month
0.00%
Life CDR
0.00%
Constant Default Rates (CDR)
0.00%
10.00%
20.00%
30.00%
40.00%
50.00%
60.00%
70.00%
80.00%
90.00%
100.00%
7/
1/
20
06
8/
1/
20
06
9/
1/
20
06
10
/1
/2
00
6
11
/1
/2
00
6
12
/1
/2
00
6
Group 1
Total
Percentage
Current CPR
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
7/
1/
20
06
8/
1/
20
06
9/
1/
20
06
10
/1
/2
00
6
11
/1
/2
00
6
12
/1
/2
00
6
Group 1
Total
Amount ($)
0.00%
10.00%
20.00%
30.00%
40.00%
50.00%
60.00%
70.00%
80.00%
90.00%
100.00%
7/
1/
20
06
8/
1/
20
06
9/
1/
20
06
10
/1
/2
00
6
11
/1
/2
00
6
12
/1
/2
00
6
Group 1
Total
Percentage
Current CDR
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
7/
1/
20
06
8/
1/
20
06
9/
1/
20
06
10
/1
/2
00
6
11
/1
/2
00
6
12
/1
/2
00
6
Group 1
Total
Amount ($)

Distribution Date: Dec 26, 2006
BANKRUPTCY LOAN DETAIL REPORT
Contact:
WACHOVIA MORTGAGE LOAN TRUST ASSET-BACKED CERTIFICATES, SERIES 2006-AMN1
Samil Sengil
Account Administrator
651-495-3878
samil.sengil@usbank.com
Bankruptcy
Count
Balance ($)
%
2 640,800.00 100.00%
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
1284001375 280,800.00 280,800.00 6.88% 12/01/2006 360
1284001380 360,000.00 360,000.00 6.75% 12/01/2006 360
Total:
2
640,800.00
640,800.00

Distribution Date: Dec 26, 2006
FORECLOSURE LOAN DETAIL REPORT
Contact:
WACHOVIA MORTGAGE LOAN TRUST ASSET-BACKED CERTIFICATES, SERIES 2006-AMN1
Samil Sengil
Account Administrator
651-495-3878
samil.sengil@usbank.com
Foreclosure
Count
Balance ($)
%
6 2,297,356.12 100.00%
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
1284000897 384,000.00 384,000.00 6.88% 06/01/2006 360
1284000944 159,900.00 159,900.00 6.38% 08/01/2006 360
1284001767 146,250.00 146,123.24 7.00% 07/01/2006 360
1284002551 241,600.00 240,082.88 6.63% 07/01/2006 360
1284002969 396,000.00 396,000.00 7.00% 08/01/2006 360
1284003059 971,250.00 971,250.00 7.75% 07/01/2006 360
Total:
6
2,297,356.12
2,299,000.00

Distribution Date: Dec 26, 2006
REO LOAN DETAIL REPORT
Contact:
WACHOVIA MORTGAGE LOAN TRUST ASSET-BACKED CERTIFICATES, SERIES 2006-AMN1
Samil Sengil
Account Administrator
651-495-3878
samil.sengil@usbank.com
# None #
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
New REO?
Book Value
Total:

Distribution Date: Dec 26, 2006
PREPAYMENT & LIQUIDATION LOAN DETAIL REPORT
Contact:
WACHOVIA MORTGAGE LOAN TRUST ASSET-BACKED CERTIFICATES, SERIES 2006-AMN1
Samil Sengil
Account Administrator
651-495-3878
samil.sengil@usbank.com
Count
Original
Balance
Prepayment
Liquidation
Group
Begin Balance
49 17,720,557.00 17,569,209.93 0.00 653,552,102.71
2.69%
97.31%
1
Prepayment 2.69%
Liquidation 0.00%
Beginning Balance 97.31%
Total: 100.00%
Prepayment
Scheduled
Principal
Beginning
Balance
Original
Balance
Loan Num
Liquidation
Proceeds
Loss
Add'l Loss Payoff Desc
Paid Off
Date
Add'l Loss
Date
Loan Rate
Loss
Severity
Prepayment
Penalty
1284000367 840,000.00 840,000.00 840,000.00 0.00 0.00 0.00 Voluntary PIF 11/21/2006 0.00 7.750% 0.00
1284000473 999,252.00 999,252.00 999,252.00 0.00 0.00 0.00 Voluntary PIF 11/22/2006 0.00 7.000% 0.00
1284000475 760,000.00 760,000.00 760,000.00 0.00 0.00 0.00 Voluntary PIF 11/17/2006 0.00 7.000% 0.00
1284000488 604,000.00 604,000.00 604,000.00 0.00 0.00 0.00 Voluntary PIF 11/15/2006 0.00 7.000% 0.00
1284000626 367,200.00 367,200.00 367,200.00 0.00 0.00 0.00 Voluntary PIF 12/04/2006 0.00 7.125% 0.00
1284000639 536,000.00 536,000.00 536,000.00 0.00 0.00 0.00 Voluntary PIF 11/24/2006 0.00 6.500% 0.00
1284000705 223,200.00 223,189.53 223,189.53 0.00 0.00 0.00 Voluntary PIF 12/04/2006 0.00 7.250% 6,472.80
1284000759 1,000,000.00 1,000,000.00 1,000,000.00 0.00 0.00 0.00 Voluntary PIF 11/16/2006 0.00 7.250% 0.00
1284000811 232,000.00 232,000.00 232,000.00 0.00 0.00 0.00 Voluntary PIF 11/29/2006 0.00 8.125% 0.00
1284000849 377,000.00 374,496.29 374,496.29 0.00 0.00 0.00 Voluntary PIF 12/11/2006 0.00 7.000% 0.00
1284001007 284,000.00 284,000.00 284,000.00 0.00 0.00 0.00 Voluntary PIF 11/29/2006 0.00 7.500% 0.00
1284001047 311,200.00 310,184.14 310,184.14 0.00 0.00 0.00 Voluntary PIF 12/13/2006 0.00 6.750% 0.00
1284001076 145,160.00 145,160.00 145,160.00 0.00 0.00 0.00 Voluntary PIF 11/28/2006 0.00 7.000% 0.00
1284001101 320,000.00 320,000.00 320,000.00 0.00 0.00 0.00 Voluntary PIF 11/17/2006 0.00 6.750% 0.00
1284001176 140,000.00 140,000.00 140,000.00 0.00 0.00 0.00 Voluntary PIF 11/15/2006 0.00 7.125% 0.00
1284001240 232,000.00 232,000.00 232,000.00 0.00 0.00 0.00 Voluntary PIF 11/24/2006 0.00 6.375% 0.00
1284001313 97,600.00 97,390.00 97,390.00 0.00 0.00 0.00 Voluntary PIF 11/15/2006 0.00 6.375% 2,486.57
1284001320 188,000.00 187,929.17 187,929.17 0.00 0.00 0.00 Voluntary PIF 12/06/2006 0.00 6.500% 0.00
1284001366 150,000.00 150,000.00 150,000.00 0.00 0.00 0.00 Voluntary PIF 11/29/2006 0.00 6.250% 0.00
1284001397 297,500.00 297,500.00 297,500.00 0.00 0.00 0.00 Voluntary PIF 12/12/2006 0.00 6.250% 0.00
1284001414 284,000.00 284,000.00 284,000.00 0.00 0.00 0.00 Voluntary PIF 12/04/2006 0.00 6.500% 0.00
1284001421 136,000.00 9,000.00 9,000.00 0.00 0.00 0.00 Voluntary PIF 11/16/2006 0.00 6.375% 0.00
1284001541 910,000.00 910,000.00 910,000.00 0.00 0.00 0.00 Voluntary PIF 12/05/2006 0.00 6.750% 0.00

Distribution Date: Dec 26, 2006
PREPAYMENT & LIQUIDATION LOAN DETAIL REPORT
Contact:
WACHOVIA MORTGAGE LOAN TRUST ASSET-BACKED CERTIFICATES, SERIES 2006-AMN1
Samil Sengil
Account Administrator
651-495-3878
samil.sengil@usbank.com
Prepayment
Scheduled
Principal
Beginning
Balance
Original
Balance
Loan Num
Liquidation
Proceeds
Loss
Add'l Loss Payoff Desc
Paid Off
Date
Add'l Loss
Date
Loan Rate
Loss
Severity
Prepayment
Penalty
1284001550 152,000.00 151,959.62 151,959.62 0.00 0.00 0.00 Voluntary PIF 11/20/2006 0.00 6.375% 0.00
1284001574 441,954.00 441,953.21 441,953.21 0.00 0.00 0.00 Voluntary PIF 11/29/2006 0.00 7.125% 0.00
1284001659 584,000.00 584,000.00 584,000.00 0.00 0.00 0.00 Voluntary PIF 11/30/2006 0.00 6.000% 0.00
1284001698 333,000.00 331,000.00 331,000.00 0.00 0.00 0.00 Voluntary PIF 11/21/2006 0.00 6.000% 0.00
1284001775 480,332.00 480,332.00 480,332.00 0.00 0.00 0.00 Voluntary PIF 12/05/2006 0.00 7.125% 0.00
1284001863 500,000.00 499,935.42 499,935.42 0.00 0.00 0.00 Voluntary PIF 11/14/2006 0.00 7.750% 0.00
1284001890 256,000.00 256,000.00 256,000.00 0.00 0.00 0.00 Voluntary PIF 11/15/2006 0.00 7.750% 0.00
1284001955 156,800.00 156,678.83 156,678.83 0.00 0.00 0.00 Voluntary PIF 11/22/2006 0.00 6.750% 0.00
1284002033 292,000.00 291,390.65 291,390.65 0.00 0.00 0.00 Voluntary PIF 11/15/2006 0.00 7.750% 0.00
1284002049 319,920.00 319,920.00 319,920.00 0.00 0.00 0.00 Voluntary PIF 12/13/2006 0.00 6.375% 0.00
1284002084 145,400.00 144,630.33 144,517.61 0.00 0.00 0.00 Voluntary PIF 12/12/2006 112.72 7.500% 0.00
1284002155 375,000.00 372,701.38 372,365.58 0.00 0.00 0.00 Voluntary PIF 12/07/2006 335.80 6.750% 0.00
1284002172 560,000.00 554,647.58 554,075.97 0.00 0.00 0.00 Voluntary PIF 12/12/2006 571.61 6.125% 0.00
1284002314 200,000.00 197,861.88 197,861.88 0.00 0.00 0.00 Voluntary PIF 11/16/2006 0.00 6.250% 0.00
1284002374 328,000.00 328,000.00 328,000.00 0.00 0.00 0.00 Voluntary PIF 11/28/2006 0.00 6.375% 0.00
1284002406 555,000.00 554,997.74 554,997.74 0.00 0.00 0.00 Voluntary PIF 11/30/2006 0.00 6.500% 0.00
1284002409 275,200.00 275,200.00 275,200.00 0.00 0.00 0.00 Voluntary PIF 11/22/2006 0.00 6.500% 0.00
1284002412 320,000.00 320,000.00 320,000.00 0.00 0.00 0.00 Voluntary PIF 11/21/2006 0.00 6.875% 0.00
1284002481 136,800.00 136,800.00 136,800.00 0.00 0.00 0.00 Voluntary PIF 11/29/2006 0.00 6.875% 0.00
1284002559 323,000.00 321,755.86 321,502.43 0.00 0.00 0.00 Voluntary PIF 12/12/2006 253.43 7.375% 0.00
1284002695 233,439.00 229,182.39 229,182.39 0.00 0.00 0.00 Voluntary PIF 11/29/2006 0.00 6.875% 0.00
1284002714 160,000.00 160,000.00 160,000.00 0.00 0.00 0.00 Voluntary PIF 11/30/2006 0.00 6.750% 0.00
1284002741 104,000.00 104,000.00 104,000.00 0.00 0.00 0.00 Voluntary PIF 11/28/2006 0.00 7.875% 0.00
1284002850 417,000.00 417,000.00 417,000.00 0.00 0.00 0.00 Voluntary PIF 11/27/2006 0.00 7.375% 0.00
1284003056 420,000.00 420,000.00 420,000.00 0.00 0.00 0.00 Voluntary PIF 12/04/2006 0.00 8.000% 0.00
1284003057 217,600.00 217,235.47 217,235.47 0.00 0.00 0.00 Voluntary PIF 11/29/2006 0.00 7.000% 0.00
Total:
49
17,720,557.00
17,570,483.49
1,273.56
17,569,209.93
0.00
0.00
0.00
8,959.37

Distribution Date: Dec 26, 2006
MATERIAL MODIFICATIONS, EXTENSIONS, WAIVERS LOAN DETAIL REPORT
Contact:
WACHOVIA MORTGAGE LOAN TRUST ASSET-BACKED CERTIFICATES, SERIES 2006-AMN1
Samil Sengil
Account Administrator
651-495-3878
samil.sengil@usbank.com
#
U.S. Bank National Association in its respective capacity under the transaction documents is not aware of any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments #

Distribution Date: Dec 26, 2006
MATERIAL BREACHES LOAN DETAIL REPORT
Contact:
WACHOVIA MORTGAGE LOAN TRUST ASSET-BACKED CERTIFICATES, SERIES 2006-AMN1
Samil Sengil
Account Administrator
651-495-3878
samil.sengil@usbank.com
#
U.S. Bank National Association in its respective capacity under the transaction documents is not aware of any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments #